Other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Other liabilities
Schedule of changes during the period for other liabilities

	Knight
	royalty	Contingent	Deferred
	payable	consideration	rent	Total
	$	$	$	$

As at January 1, 2018	96,894	1,734,050	284,947	2,115,891
Additions	—	—	7,108	7,108
Amounts paid	(13,919)	(153,056)	—	(166,975)
Change in fair value (note 17)	—	(325,253)	—	(325,253)
Accretion recovery (note 17)	(63,322)	—	—	(63,322)
As at December 31, 2018	19,653	1,255,741	292,055	1,567,449
Change in accounting policy for IFRS 16 (note 2)	—	—	(292,055)	(292,055)
Restated balance as at January 1, 2019	19,653	1,255,741	—	1,275,394
Amounts paid	(16,203)	(102,786)	—	(118,989)
Change in fair value	—	(866,097)	—	(866,097)
Accretion recovery (note 17)	(3,450)	—	—	(3,450)
As at December 31, 2019	—	286,858	—	286,858
Less: Current portion	—	286,858	—	286,858
Long-term portion	—	—	—	—